FINANCIAL INSTRUMENTS (Details) ₺ in Thousands	Dec. 31, 2021 TRY (₺)
Financial instruments
Investment funds at fair value (Note 4)	₺ 1,024,437
Investment funds
Financial instruments
Investment funds at fair value (Note 4)	1,024,437
Level 1
Financial instruments
Investment funds at fair value (Note 4)	1,024,437
Level 1 | Investment funds
Financial instruments
Investment funds at fair value (Note 4)	₺ 1,024,437